Employee benefits - Summary of Fair Value of Company's Pension Plan Assets (Detail) - Pension benefits [Member]	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	5.80%	6.50%
Deposits with Insurance companies	23.60%	23.10%
Total	100.00%	100.00%
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	67.30%	66.90%
Equity instruments (quoted)	2.60%	2.60%
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	0.70%	0.90%